Credit Risk - Summary of Difference Between Maximum and Net Exposure to Credit Risk (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	£ 79,125	£ 87,745
Collateral cash	18,823	11,104
Netting	(1,305)	(3,654)
Net exposure	310,155	305,464
Credit risk [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	270,900	265,500
Collateral cash	200	100
Collateral non-cash	(217,500)	(209,100)
Netting	(500)	(2,700)
Net exposure	94,200	95,200
Derivative Financial Instruments [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	3,300	5,300
Collateral cash	0
Collateral non-cash	(1,900)	(2,100)
Netting	(800)	(900)
Net exposure	600	2,300
Other financial assets at fair value through profit loss [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	400	5,600
Collateral cash	0
Collateral non-cash	0	(2,300)
Netting	0
Net exposure	400	3,300
Financial assets at fair value through profit loss [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	3,700	10,900
Collateral cash	0
Collateral non-cash	(1,900)	(4,400)
Netting	(800)	(900)
Net exposure	£ 1,000	£ 5,600